Accounts receivable	12 Months Ended
Dec. 31, 2022
Accounts And Non Trade Receivable Abstract
Accounts receivable

8.      Accounts receivable

	December 31, 2022	December 31, 2021
Accounts receivable	$15,523,390	$36,308,109
Less: Allowance for uncollectable accounts	(1,481,779)	(1,486,291)
	$14,041,611	$34,821,818

a)      The aging analysis of accounts receivable is as follows:

	December 31, 2022	December 31, 2021
Not past due	$11,022,374	$29,794,677
Up to 180 days	4,091,598	5,049,007
181 to 365 days	409,418	167,750
Over 366 days	—	1,296,675
	$15,523,390	$36,308,109

The above aging analysis was based on days overdue.

b)    As of December 31, 2022 and December 31, 2021, accounts receivable were all from contracts with customers. As of January 1, 2021, the balance of receivables from contracts with customers amounting to $35,469,123.

c)      As of December 31, 2022 and 2021, without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the Group’s accounts receivable were $14,041,611 and $34,821,818, respectively.

d)      Information relating to credit risk of accounts receivable is provided in Note 42.

e)      Information relating to purchase of treasury shares by transferring accounts receivable, as part of considerations, with Koh Sih-Ping, the former Director and Chief Executive Officer (“CEO”) of the Company, is provides in Note 37.